Document and Entity Information (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Document And Entity Information
Entity Registrant Name		OptimizeRx Corp
Entity Central Index Key		0001448431
Document Type		S-1
Document Period End Date		Dec. 31, 2013
Amendment Flag		false
Current Fiscal Year End Date	--12-31	--12-31
Is Entity a Well-known Seasoned Issuer?		No
Is Entity a Voluntary Filer?		No
Is Entity's Reporting Status Current?		Yes
Entity Filer Category		Smaller Reporting Company
Entity Public Float	$ 15,276,153
Entity Common Stock, Shares Outstanding	22,809,586
Document Fiscal Period Focus		FY
Document Fiscal Year Focus		2013